Investment in equity accounted investees (Details 4) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2026 USD ($)
Investments accounted for using equity method [Line Items]
Carrying value of the Company's investment	₨ 5,673		₨ 4,811		$ 60
Company's share of profits for the year	134	$ 1	217	₨ 147
Clean Renewable Energy KK2A Private Limited [Member]
Investments accounted for using equity method [Line Items]
Carrying value of the Company's investment	14		17	0
Company's share of profits for the year	₨ (3)		₨ (4)	₨ 0